Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2025	31 December 2024

Property, plant and equipment owned	21 368	21 295

Property, plant and equipment leased (right-of-use assets)	2 297	2 209

Total property, plant and equipment	23 664	23 503

Summary of Property, Plant and Equipment

	31 December 2025				31 December 2024

Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year	12 325	38 056	1 166	51 547	54 522
Effect of movements in foreign exchange	808	2 764	97	3 669	(4 424)
Acquisitions	32	878	1 833	2 744	2 989
Acquisitions through business combinations	-	-	-	-	16
Disposals through sale and derecognition	(258)	(2 385)	(1)	(2 644)	(2 271)
Disposals through the sale of subsidiaries	(9)	(18)	-	(27)	(9)
Transfer (to)/from other asset categories and other movements¹	331	3 452	(2 085)	1 698	724
Balance at end of the period	13 229	42 747	1 011	56 987	51 547

Depreciation and impairment losses
Balance at end of previous year	(5 018)	(25 235)	-	(30 252)	(30 430)
Effect of movements in foreign exchange	(317)	(1 765)	-	(2 082)	2 367
Depreciation	(385)	(2 944)	-	(3 329)	(3 518)
Disposals through sale and derecognition	243	2 329	-	2 572	2 121
Disposals through the sale of subsidiaries	4	15	-	18	5
Impairment losses	(66)	(390)	-	(456)	(247)
Transfer to/(from) other asset categories and other movements 1	(204)	(1 886)	-	(2 090)	(550)
Balance at end of the period	(5 743)	(29 876)	-	(35 619)	(30 252)

Carrying amount
at 31 December 2024	7 307	12 821	1 166	21 295	21 295
at 31 December 2025	7 486	12 871	1 011	21 368

1
The transfer (to)/from other asset categories and other movements relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations, to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
and to other movements.

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	31 December 2025

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 505	795	2 298
Depreciation for the year ended 31 December	(425)	(318)	(742)

	31 December 2024

Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 443	766	2 209
Depreciation for the year ended 31 December	(433)	(349)	(782)